Derivative financial instruments (Details 7) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	$ 110,596	$ 59,058
Total	110,596	$ 59,058
Not later than one year [member]
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	42,707
Total	42,707
Later than one year and not later than three years [member]
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	67,889
Total	67,889
Later than five years [member]
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions
Total